Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Summary of Carrying Amount of Financial Assets
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost. The carrying amount of these financial assets and liabilities approximate their fair value.

	As of December 31, 2025		As of December 31, 2024[1]
	Current	Non-Current	Current	Non-Current
Financial assets
Cash and cash equivalents	1,159,300	—	739,237	—
Trade receivables and other receivables	341,881	—	233,088	—
Restricted deposits[2]	19,188	38,934	—	31,011
Other financial assets[3]	49,079	14,340	12,013	5,917
Total financial assets measured at amortized cost	1,569,448	53,274	984,338	36,928
Financial liabilities
Loans and borrowings	(3,860,675)	(2,499,230)	(2,657,839)	(2,281,062)
Trade payables	(1,107,162)	—	(893,914)	—
Accrued expenses[4]	(424,152)	—	(519,384)	—
Refund liabilities[5]	(167,642)	(30,875)	(100,844)	(52,287)
Lease liabilities	(37,210)	(93,514)	(30,922)	(104,349)
Liabilities related to repurchase commitments[5]	(124,633)	(722)	(106,401)	(11,017)
Advance payments from customers	(16,062)	—	(17,344)	—
Other financial liabilities[5]	(11,582)	—	(150,143)	(8,094)
Total financial liabilities measured at amortized cost	(5,749,118)	(2,624,341)	(4,476,791)	(2,456,809)
1 - Certain figures and descriptions from 2024 were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
2 - Restricted deposits comprise amounts held as collateral under banking and regulatory arrangements. These balances primarily secure residual value obligations in connection with vehicle lease programs and bank guarantees issued in favor of customs and environmental authorities, and are not available for general use until the related obligations are settled or the guarantees are released. For further details, see Note 20 - Other assets.
3 - Amounts are being presented in Note 20 - Other assets. The amounts presented in this table represent a portion of the total amounts disclosed in the referenced footnote.
4 - Amounts presented in Note 24 - Accrued expenses. The amounts presented in this table represent a portion of the total amounts disclosed in the referenced footnote.
5 - Amounts are being presented Note 25 - Other liabilities. The amounts presented in this table represent a portion of the total amounts disclosed in the referenced footnote.

Summary of Carrying Amount of Financial Liabilities
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost. The carrying amount of these financial assets and liabilities approximate their fair value.

	As of December 31, 2025		As of December 31, 2024[1]
	Current	Non-Current	Current	Non-Current
Financial assets
Cash and cash equivalents	1,159,300	—	739,237	—
Trade receivables and other receivables	341,881	—	233,088	—
Restricted deposits[2]	19,188	38,934	—	31,011
Other financial assets[3]	49,079	14,340	12,013	5,917
Total financial assets measured at amortized cost	1,569,448	53,274	984,338	36,928
Financial liabilities
Loans and borrowings	(3,860,675)	(2,499,230)	(2,657,839)	(2,281,062)
Trade payables	(1,107,162)	—	(893,914)	—
Accrued expenses[4]	(424,152)	—	(519,384)	—
Refund liabilities[5]	(167,642)	(30,875)	(100,844)	(52,287)
Lease liabilities	(37,210)	(93,514)	(30,922)	(104,349)
Liabilities related to repurchase commitments[5]	(124,633)	(722)	(106,401)	(11,017)
Advance payments from customers	(16,062)	—	(17,344)	—
Other financial liabilities[5]	(11,582)	—	(150,143)	(8,094)
Total financial liabilities measured at amortized cost	(5,749,118)	(2,624,341)	(4,476,791)	(2,456,809)
1 - Certain figures and descriptions from 2024 were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).
2 - Restricted deposits comprise amounts held as collateral under banking and regulatory arrangements. These balances primarily secure residual value obligations in connection with vehicle lease programs and bank guarantees issued in favor of customs and environmental authorities, and are not available for general use until the related obligations are settled or the guarantees are released. For further details, see Note 20 - Other assets.
3 - Amounts are being presented in Note 20 - Other assets. The amounts presented in this table represent a portion of the total amounts disclosed in the referenced footnote.
4 - Amounts presented in Note 24 - Accrued expenses. The amounts presented in this table represent a portion of the total amounts disclosed in the referenced footnote.
5 - Amounts are being presented Note 25 - Other liabilities. The amounts presented in this table represent a portion of the total amounts disclosed in the referenced footnote.
The following table shows the carrying amounts of financial liabilities measured at FVTPL on a recurring basis.

	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
As of December 31, 2025				—
Earn-out rights	—	—	3,579	3,579
Class C-1 Shares	4,353	—	—	4,353
Class C-2 Shares	—	955	—	955
Total	4,353	955	3,579	8,887
As of December 31, 2024
Earn-out rights	—	—	28,778	28,778
Class C-1 Shares	2,870	—	—	2,870
Class C-2 Shares	—	630	—	630
Total	2,870	630	28,778	32,278

Summary of Maturities for Financial Assets and Liabilities
The following table shows the maturities for the Group's non-derivative financial assets and liabilities as of December 31, 2025 and 2024:

	As of December 31, 2025
	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Cash and cash equivalents	1,159,300	—	—	1,159,300
Trade receivables and other receivables	341,881	—	—	341,881
Restricted deposits	19,188	38,934	—	58,122
Other financial assets	49,079	11,482	2,858	63,419
Total financial assets measured at amortized cost	1,569,448	50,416	2,858	1,622,722
Financial liabilities
Loans and borrowings	(3,860,675)	(2,499,230)	—	(6,359,905)
Trade payables	(1,107,162)	—	—	(1,107,162)
Accrued expenses	(424,152)	—	—	(424,152)
Refund liabilities	(167,642)	(30,875)	—	(198,517)
Lease liabilities	(37,210)	(67,621)	(25,893)	(130,724)
Liabilities related to repurchase commitments	(124,633)	(722)	—	(125,355)
Advance payments from customers	(16,062)	—	—	(16,062)
Other financial liabilities	(11,582)	—	—	(11,582)
Total financial liabilities measured at amortized cost	(5,749,118)	(2,598,448)	(25,893)	(8,373,459)

	As of December 31, 2024[1]
	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Cash and cash equivalents	739,237	—	—	739,237
Trade receivables and other receivables	233,088	—	—	233,088
Restricted deposits	—	31,011	—	31,011
Other financial assets	12,013	3,659	2,258	17,930
Total financial assets measured at amortized cost	984,338	34,670	2,258	1,021,266

Financial liabilities
Loans and borrowings	(2,657,839)	(2,273,647)	(7,415)	(4,938,901)
Trade payables	(893,914)	—	—	(893,914)
Accrued expenses	(519,384)	—	—	(519,384)
Refund liabilities	(100,844)	(52,287)	—	(153,131)
Lease liabilities	(30,922)	(53,488)	(50,861)	(135,271)
Liabilities related to repurchase commitments	(106,401)	(11,017)	—	(117,418)
Advance payments from customers	(17,344)	—	—	(17,344)
Other financial liabilities	(150,143)	(8,094)	—	(158,237)
Total financial liabilities measured at amortized cost	(4,476,791)	(2,398,533)	(58,276)	(6,933,600)
1 - Certain figures and descriptions from 2024 were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).

Summary of Variables Considered in the Class C-2 Shares Fair Value Valuation
The following table presents the variables considered in the Monte Carlo valuation and the earn-out fair value:

	As of December 31,
	2025	2024
Number of earn-out tranches[1]	5	5
Term in years	1.98	2.98
Volatility	90%	85%
Risk-free rate	3.4%	4.0%
1 - The daily volume weighted average price per share of Class A Shares in Parent that is required to trigger each tranche is $390.0 for tranche 1, $465.0 for tranche 2, $540.0 for tranche 3, $615.0 for tranche 4 and $690.0 for tranche 5. This price threshold has been adjusted for ADS Ratio Change dated December 9, 2025.

Disclosure of fair value measurement of liabilities
The table that follows shows the changes in the fair value of the Class C Shares in the periods presented:

	Class C-1 Shares	Class C-2 Shares
As of January 1, 2024	4,920	1,080
Change in fair value measurement	(2,050)	(450)
As of December 31, 2024	2,870	630
Class C-2 Shares converted to Class C-1 Shares	—	—
Change in fair value measurement	1,483	325
As of December 31, 2025	4,353	955
The table that follows shows the changes in the fair value of the Earn-out rights in the periods presented:

Earn-out rights
As of January 1, 2024	155,402
Change in fair value measurement	(126,624)
As of December 31, 2024	28,778
Change in fair value measurement	(25,199)
As of December 31, 2025	3,579